Restructuring - Summary of Activity in Liability Related to Workforce Reduction Employee Termination Costs (Details) - Employee Severance Member $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Charges	$ 445
Liability balance at June 30, 2022	$ 445